WARRANT LIABILITY (Details) - SalvaRx Group plc. [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants outstanding exercise price at beginning | $ / shares	$ 6.64
Warrants outstanding, shares at beginning	49,701
Warrants outstanding, amount at beginning | $	$ 1,120
Exercise of warrants, exercise price at end	6.64
Exercise of warrants, shares at end	(13,554)
Exercise of warrants, amount at end | $	$ (90)
Fair value adjustment , exercise price at end | $ / shares		[1],[2]
Fair value adjustment, shares at end		[1],[2]
Fair value adjustment, amount at end | $	$ (495)	[1],[2]
Warrants outstanding, exercise price, at end | $ / shares	$ 6.64
Warrants outstanding, amount at ending	36,147
Warrants outstanding, amount, at end | $	$ 535

[1]	Portage warrant liability valued at contract price, adjusted for fair value using the Black-Scholes model.
[2]	The Company recognized a gain of $0.01 million and $0.4 million in the three and six months ended September 30, 2021, respectively, to reflect the change in fair value of the underlying warrants. The Company recognized a gain of $0.1 million in each of the three and six months ended September 30, 2020 to reflect the change in fair value of the underlying warrants.